CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2019	May 31, 2018	Aug. 31, 2018	Aug. 31, 2017
Income Statement [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses:
Advertising fees					792	0
Consulting fees	0	4,000	0	4,000	4,000	0
Professional fees	500	11,001	15,354	31,996	34,711	0
General and administrative expense	5,325	2,549	9,914	10,936	11,533	1,431
Total Operating Expenses	5,825	17,550	25,268	46,932	51,036	1,431
Operating Loss	(5,825)	(17,550)	(25,268)	(46,932)	(51,036)	(1,431)
Other Income (Expense)
Interest expense	(2,644)	(29,920)	(7,827)	(33,521)	35,810	6,999
Gain on Debt Cancellation	10,000	0	10,000	0
Total Other Income (Expense)	7,356	(29,920)	2,173	(33,521)
Net Income (Loss)	$ 1,531	$ (47,470)	$ (23,095)	$ (80,453)	$ (86,846)	$ (8,430)
Basic & Diluted Loss per Common Share	$ 0.00	$ (0.01)	$ 0.00	$ 0.00	$ (0.00)	$ (0.00)
Weighted Average Common Shares Outstanding	183,864,600	8,634,600	183,864,600	64,816,981	112,592,670	53,864,600